UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5567

Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	7/1/2003 - 6/30/2004

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-05567

Reporting Period: 07/01/2003 - 06/30/2004

Colonial Intermediate High Income Fund

COLONIAL INTERMEDIATE HIGH INCOME FUND

AIRGATE PCS, INC.

Ticker:	PCSA	Security ID:	009367301
Meeting Date:	APR 8, 2004	Meeting Type:	Annual
Record Date:	FEB 27, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert A. Ferchat	For	For	Management
1.2	Elect Director Max D. Hopper	For	For	Management

ALLIED WASTE INDUSTRIES, INC.

Ticker:	AW	Security ID:	019589308
Meeting Date:	MAY 21, 2004	Meeting Type:	Annual
Record Date:	MAR 31, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas H. Van Weelden	For	For	Management
1.2	Elect Director Robert M. Agate	For	For	Management
1.3	Elect Director Leon D. Black	For	For	Management
1.4	Elect Director James W. Crownover	For	For	Management
1.5	Elect Director Michael S. Gross	For	For	Management
1.6	Elect Director Dennis R. Hendrix	For	For	Management
1.7	Elect Director J. Tomilson Hill	For	For	Management
1.8	Elect Director Lawrence V. Jackson	For	For	Management
1.9	Elect Director Nolan Lehmann	For	For	Management
1.10	Elect Director Howard A. Lipson	For	For	Management
1.11	Elect Director Antony P. Ressler	For	For	Management
1.12	Elect Director Warren B. Rudman	For	For	Management
2	Ratify Auditors	For	For	Management
3	Expense Stock Options	Against	For	Shareholder
4	Report on Privatization	Against	Against	Shareholder

DYNEGY, INC.

Ticker:	DYN	Security ID:	26816Q101
Meeting Date:	MAY 20, 2004	Meeting Type:	Annual
Record Date:	MAR 31, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Charles E. Bayless	For	For	Management
1.2	Elect Director David W. Biegler	For	For	Management
1.3	Elect Director Linda Walker Bynoe	For	For	Management
1.4	Elect Director Thomas D. Clark, Jr.	For	For	Management
1.5	Elect Director Barry J. Galt	For	For	Management
1.6	Elect Director Patricia A. Hammick	For	For	Management
1.7	Elect Director George L. Mazanec	For	For	Management
1.8	Elect Director Robert C. Oelkers	For	For	Management
1.9	Elect Director Joe J. Stewart	For	For	Management
1.10	Elect Director William L. Trubeck	For	For	Management
1.11	Elect Director Bruce A. Williamson	For	For	Management
2	Amend Conversion of Securities	For	For	Management
3	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights	For	For	Management
4	Ratify Auditors	For	For	Management
5	Submit Executive Compensation to Vote	Against	For	Shareholder
6	Develop Equity Compensation Plans and Utilize Time-Based & Restricted Share Programs in Lieu of Stock Options	Against	Against	Shareholder

NEXTEL COMMUNICATIONS, INC.

Ticker:	NXTL	Security ID:	65332V103
Meeting Date:	MAY 27, 2004	Meeting Type:	Annual
Record Date:	APR 2, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Keith J. Bane	For	For	Management
1.2	Elect Director V. Janet Hill	For	For	Management
2	Ratify Auditors	For	For	Management
3	Amend Employee Stock Purchase Plan	For	For	Management

NTL INCORPORATED

Ticker:	NTLI	Security ID:	62940M104
Meeting Date:	MAY 6, 2004	Meeting Type:	Annual
Record Date:	MAR 22, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jeffrey D. Benjamin	For	For	Management
1.2	Elect Director David Elstein	For	For	Management
2	Ratify Auditors	For	For	Management
3	Amend Omnibus Stock Plan	For	Against	Management
4	Approve Executive Incentive Bonus Plan	For	For	Management
5	Approve Share Plan Grant	For	For	Management

SBA COMMUNICATIONS CORP.

Ticker:	SBAC	Security ID:	78388J106
Meeting Date:	MAY 6, 2004	Meeting Type:	Annual
Record Date:	MAR 10, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jeffrey A. Stoops	For	For	Management
1.2	Elect Director Jack Langer	For	For	Management
1.3	Elect Director Brian C. Carr	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)*	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Treasurer

Date	August 30, 2004

* Print the name and title of each signing officer under his or her signature.